ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	December 31,
	2017	2018
	RMB	RMB
User traffic direction fees	28,070	276,024
Payable for third-party service fee	9,439	88,498
Payable to institutional funding partners (i)	42,654	67,434
Accrued payroll and welfare	14,681	54,552
Others	1,893	32,447
Total	96,737	518,955
(i)	Payable to institutional funding partners mainly include amounts collected from the borrowers but have not been transferred to the institutional funding partners due to holiday breaks.